File No. 333-74662    CIK #1025479

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                                 Amendment No. 1
                                       to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

              Van Kampen Focus Portfolios, Taxable Income Series 1
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603

               (Name and complete address of agents for service)

    ( X ) Check if it is proposed that this filing will become effective on February 24, 2003 pursuant to paragraph (b) of Rule 485.


                          VAN KAMPEN FOCUS PORTFOLIOS,
                             TAXABLE INCOME SERIES 1

INVESTMENT GRADE TRUST/1

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE FUND
   This series of Van Kampen Focus Portfolios, Taxable Income Series 1 (the "Fund") consists of the underlying unit investment trust described above (the "Trust"). The Trust consists of a portfolio of intermediate or long-term bonds. The Trust seeks to provide a high level of current income and to preserve capital.

                              PUBLIC OFFERING PRICE
   The Public Offering Price of the Units of the Trust includes the aggregate bid price of the Securities in the Trust, an applicable sales charge, cash, if any, in the Principal Account held or owned by the Trust, and accrued interest, if any. See "Summary of Essential Financial Information".

                     ESTIMATED CURRENT AND LONG-TERM RETURNS
   Estimated Current and Long-Term Returns to Unitholders are indicated under "Summary of Essential Financial Information". The methods of calculating Estimated Current Returns and Estimated Long-Term Return are set forth in Part II of this Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                THE DATE OF THIS PROSPECTUS IS FEBRUARY 24, 2003



                                   VAN KAMPEN
              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 1
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF DECEMBER 4, 2002
                         SPONSOR: VAN KAMPEN FUNDS INC.
                         EVALUATOR: J.J. KENNY CO., INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          TRUSTEE: THE BANK OF NEW YORK

   The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions. Unitholders choosing a different distribution plan (if available) will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plan.

                                                                                                            INVESTMENT
                                                                                                               GRADE
                                                                                                               TRUST
                                                                                                           -------------
GENERAL INFORMATION
Principal Amount (Par Value) of the bonds..............................................................   $       5,800,000
Number of Units........................................................................................               5,608
Fractional Undivided Interest in Trust per Unit........................................................             1/5,608
Public Offering Price:
      Aggregate Bid Price of the bonds in Trust........................................................   $    5,445,798.00
      Aggregate Bid Price of the bonds per Unit........................................................   $          971.08
      Sales charge 3.626% (3.50% of Public Offering Price excluding principal cash) for the
      Investment Grade Trust ..........................................................................   $           34.33
      Principal Cash per Unit..........................................................................   $          (24.46)
      Public Offering Price per Unit (1)...............................................................   $          980.95
Redemption Price per Unit..............................................................................   $          946.62
Excess of Public Offering Price per Unit over Redemption Price per Unit...............................    $           34.33
Minimum Value of the Trust under which Trust Agreement may be terminated...............................   $    1,200,000.00
Annual Premium on Portfolio Insurance..................................................................   $              --
Evaluator's Annual Evaluation Fee (3)..................................................................   $           1,731
SPECIAL INFORMATION
Calculation of Estimated Net Annual Unit Income:
      Estimated Annual Interest Income per Unit........................................................   $           62.12
      Less: Estimated Annual Expense excluding Insurance...............................................   $            3.04
      Less: Annual Premium on Portfolio Insurance......................................................   $              --
      Estimated Net Annual Interest Income per Unit....................................................   $           59.08
Calculation of Estimated Interest Earnings per Unit:
      Estimated Net Annual Interest Income.............................................................   $           59.08
      Divided by 12....................................................................................   $            4.92
Estimated Daily Rate of Net Interest Accrual per Unit..................................................   $          .16412
Estimated Current Return Based on Public Offering Price (2)............................................                5.87%
Estimated Long-Term Return (2).........................................................................                5.51%

--------------------------------------------------------------------------------

   (1) Plus accrued interest to the date of settlement (three business days after purchase) of $4.77 for the Investment Grade Trust.

   (2) The Estimated Current Returns and Estimated Long-Term Returns are described under "Estimated Current and Long-Term Returns" in Part II.

   (3) Notwithstanding information to the contrary in Part II of this Prospectus, as compensation for its services, the Evaluator shall receive a fee of $.36 per $1,000 principal amount of bonds per Trust annually. This fee may be adjusted for increases in consumer prices for services under the category "All Services Less Rent of Shelter" in the Consumer Price Index.





             SUMMARY OF ESSENTIAL FINANCIAL INFORMATION (CONTINUED)

   Evaluations for purpose of sales, purchase or redemption of Units are made as of the close of regular trading on the New York Stock Exchange (the "Exchange") on days the Exchange is open next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Minimum Principal Distribution...........  $1.00 per Unit
Date of Deposit..........................  December 11, 2001
Supervisor's Annual Supervisory Fee......  Maximum of $.25 per Unit
Sponsor's Annual Bookkeeping
   and Administrative Services Fee.......  Maximum of $.15 per Unit


     Record Dates............................. TENTH day of the month as follows: monthly - each month; semi-annual - June and December.

     Distribution Dates....................... TWENTY-FIFTH day of the month as follows: monthly - each month; semi-annual - June and December.

     Trustee's Annual Fee..................... $.91 and $.51 per $1,000
principal amount of bonds respectively, for those portions of the Trusts under the monthly and semi-annual distribution plans.




                                    PORTFOLIO
   As of October 31, 2002, the Investment Grade Trust, Series 1 consists of 14 issues which are payable from the income of a specific project or authority. The portfolio is divided by purpose of issue as follows: General Purpose, 14 (100%).
The portfolio consists of 14 Bond issues. See "Portfolio" herein.

                              PER UNIT INFORMATION
                                                                                                            2002 (1)
                                                                                                         -------------
Net asset value per Unit at beginning of period........................................................  $    1,006.58
                                                                                                         -------------
Net asset value per Unit at end of period..............................................................  $      899.96
                                                                                                         -------------
Distributions to Unitholders of investment income including accrued interest paid
   on Units redeemed (average Units outstanding for entire period) (2).................................  $       49.45
                                                                                                         -------------
Distributions to Unitholders from bond redemption proceeds (average Units
   outstanding for entire period)......................................................................  $          --
                                                                                                         -------------
Unrealized appreciation (depreciation) of bonds (per Unit outstanding at
   end of period)......................................................................................  $    (121.56)
                                                                                                         -------------
Distributions of investment income by frequency of payment (2)
      Monthly..........................................................................................  $       50.00
      Semiannual.......................................................................................  $       31.27
Units outstanding at end of period.....................................................................          5,627

--------------------------------------------------------------------------------

(1)  For the period from December 11, 2001 (date of deposit) through October 31,
     2002.

(2) Unitholders may elect to receive distributions on a monthly or semi-annual basis.






               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 1:
   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Taxable Income Series 1 (Investment Grade Trust) as of October 31, 2002, and the related statements of operations and changes in net assets for the period from December 11, 2001 (date of deposit) through October 31, 2002. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of tax-exempt securities owned at October 31, 2002 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Taxable Income Series 1 (Investment Grade Trust) as of October 31, 2002, and the results of operations and changes in net assets for the period from December 11, 2001 (date of deposit) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   December 13, 2002





              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 1
                             STATEMENTS OF CONDITION
                                OCTOBER 31, 2002

                                                                                                            INVESTMENT
                                                                                                               GRADE
                                                                                                               TRUST
                                                                                                            -----------
   Trust property
      Cash  ..............................................................................................  $        --
      Bonds at market value, (cost $5,840,249) (note 1)...................................................    5,156,252
      Accrued interest....................................................................................       90,253
                                                                                                            -----------
                                                                                                            $ 5,246,505
                                                                                                            -----------
   Liabilities and interest to Unitholders
      Cash overdraft......................................................................................  $   182,433
      Redemptions payable.................................................................................           --
      Interest to Unitholders.............................................................................    5,064,072
                                                                                                            -----------
                                                                                                            $ 5,246,505
                                                                                                            -----------

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (5,627 Units of fractional undivided interest outstanding)
      Cost to original investors of 6,000 Units (note 1)..................................................  $ 6,226,260
         Less initial underwriting commission (note 3)....................................................      186,767
                                                                                                            -----------
                                                                                                              6,039,493
         Less redemption of Units (373 Units).............................................................      333,253
                                                                                                            -----------
                                                                                                              5,706,240
      Undistributed net investment income
         Net investment income............................................................................      319,783
         Less distributions to Unitholders................................................................      292,122
                                                                                                            -----------
                                                                                                                 27,661
      Realized gain (loss) on bond sale or redemption.....................................................       14,168
      Unrealized appreciation (depreciation) of bonds (note 2)............................................     (683,997)
      Distributions to Unitholders of bond sale or redemption proceeds....................................           --
                                                                                                            -----------
            Net asset value to Unitholders................................................................  $ 5,064,072
                                                                                                            -----------
   Net asset value per Unit (Units outstanding of 5,627)..................................................  $    899.96
                                                                                                            -----------


        The accompanying notes are an integral part of these statements.


                        INVESTMENT GRADE TRUST, SERIES 1
                            STATEMENTS OF OPERATIONS
    PERIOD FROM DECEMBER 11, 2001 (DATE OF DEPOSIT) THROUGH OCTOBER 31, 2002

                                                                                                               2002
                                                                                                            -----------
   Investment income
      Interest income.....................................................................................  $   331,149
      Expenses
         Trustee fees and expenses........................................................................        8,541
         Evaluator fees...................................................................................        1,731
         Insurance expense................................................................................           --
         Supervisory fees.................................................................................        1,094
                                                                                                            -----------
            Total expenses................................................................................       11,366
                                                                                                            -----------
         Net investment income............................................................................      319,783
   Realized gain (loss) from bond sale or redemption
      Proceeds............................................................................................      213,412
      Cost................................................................................................      199,244
                                                                                                            -----------
         Realized gain (loss).............................................................................       14,168
   Net change in unrealized appreciation (depreciation) of bonds..........................................     (683,997)
                                                                                                            -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................  $  (350,046)
                                                                                                            -----------

                       STATEMENTS OF CHANGES IN NET ASSETS
             PERIOD FROM DECEMBER 11, 2001 (DATE OF DEPOSIT) THROUGH
                                OCTOBER 31, 2002

                                                                                                               2002
                                                                                                            -----------
   Increase (decrease) in net assets Operations:
      Net investment income...............................................................................  $   319,783
      Realized gain (loss) on bond sale or redemption.....................................................       14,168
      Net change in unrealized appreciation (depreciation) of bonds.......................................     (683,997)
                                                                                                            -----------
         Net increase (decrease) in net assets resulting from operations..................................     (350,046)
   Distributions to Unitholders from:
      Net investment income...............................................................................     (292,122)
      Bonds sale or redemption proceeds...................................................................           --
      Redemption of Units.................................................................................     (333,253)
                                                                                                            -----------
         Total increase (decrease)........................................................................     (975,421)
   Net asset value to Unitholders
      Beginning of period.................................................................................    6,039,493
                                                                                                            -----------
      End of period (including undistributed net investment income of $27,661)............................  $ 5,064,072
                                                                                                            -----------


        The accompanying notes are an integral part of these statements.





VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 1
INVESTMENT GRADE TRUST                                                                  PORTFOLIO AS OF OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
 PORT-                                                                                      REDEMPTION         MARKET
FOLIO      AGGREGATE                                                            RATING        FEATURE           VALUE
 ITEM       PRINCIPAL   NAME OF ISSUER, TITLE, INTEREST RATE AND MATURITY DATE  (NOTE 2)      (NOTE 2)        (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
   A     $     250,000  Goldman Sachs Group, Inc.
                         6.875% Due 01/15/11                                     A+                       $    272,895
-------------------------------------------------------------------------------------------------------------------------
   B         1,000,000  General Motors Corporation
                         7.200% Due 01/15/11                                    BBB+                           936,800
-------------------------------------------------------------------------------------------------------------------------
   C           200,000  Citigroup, Inc.
                         6.500% Due 01/18/11                                     AA-                           217,322
-------------------------------------------------------------------------------------------------------------------------
   D           750,000  Tyco International Group SA
                         6.750% Due 02/15/11                                      A                            600,712
-------------------------------------------------------------------------------------------------------------------------
   E           250,000  Suntrust Bank
                         6.375% Due 04/01/11                                     A+                            276,260
-------------------------------------------------------------------------------------------------------------------------
   F           500,000  Worldcom, Inc.
                         7.500% Due 05/15/11                                    BBB+                            68,780
-------------------------------------------------------------------------------------------------------------------------
   G           200,000  Wells Fargo & Company
                         6.375% Due 08/01/11                                      A                            220,514
-------------------------------------------------------------------------------------------------------------------------
   H           250,000  Household Financial Company
                         6.375% Due 10/15/11                                      A                            207,763
-------------------------------------------------------------------------------------------------------------------------
   I           300,000  Kohls Corporation
                         7.375% Due 10/15/11                                     A-                            348,966
-------------------------------------------------------------------------------------------------------------------------
   J           250,000  Ford Motor Credit Company
                         7.250% Due 10/25/11                                    BBB+                           222,510
-------------------------------------------------------------------------------------------------------------------------
   K           200,000  Bank One Corporation
                         5.900% Due 11/15/11                                     A-                            215,368
-------------------------------------------------------------------------------------------------------------------------
   L           750,000  Verizon Pennsylvania
                         5.650% Due 11/15/11                                     A+                            690,540
-------------------------------------------------------------------------------------------------------------------------
   M           650,000  Alcoa, Inc.
                         6.000% Due 01/15/12                                     A+                            698,822
-------------------------------------------------------------------------------------------------------------------------
   N           250,000  Mallinckrodt, Inc.
                         7.000% Due 12/15/13                                      A                            179,000
         -------------                                                                                    -------------
         $   5,800,000                                                                                    $  5,156,252
         =============                                                                                    =============


-------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



              VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 1
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - The bonds are stated at the value determined by the Evaluator. The Evaluator may determine the value of the bonds (1) on the basis of current bid prices of the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) on the basis of bid prices for comparable bonds, (3) by determining the value of the bonds by appraisal or (4) by any combination of the above. The Trust may maintain insurance which provides for the timely payment when due, of all principal and interest on the bonds owned by it. Except in cases in which the bonds are in default, or significant risk of default, the valuation of the bonds in applicable Trusts does not include any value attributable to this insurance feature since the insurance terminates as to any bond at the time of its disposition.

   Security Cost - The original cost to the Trust (Investment Grade Trust) was based on the determination by J.J. Kenny Co. of the offering prices of the bonds on the date of deposit (December 11, 2001). Since the valuation is based upon the bid prices, the Trust (Investment Grade Trust) recognized a downward adjustment of $45,000 on the date of deposit resulting from the difference between the bid and offering prices. This downward adjustment was included in the aggregate amount of unrealized depreciation reported in the financial statements for the Trust for the period ended October 31, 2002.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit in the Trust based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the bonds in the Trust based on the value determined by the Evaluator and (3) interest accrued thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust is not a taxable entity for Federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Ratings - The source of all ratings, exclusive of those designated N/R or * is Standard & Poor's, A Division of the McGraw-Hill Companies ("Standard & Poor's"). Ratings marked * are by Moody's Investors Service, Inc. ("Moody's") as these bonds are not rated by Standard & Poor's. N/R indicates that the bond is not rated by Standard & Poor's or Moody's. The ratings shown represent the latest published ratings of the bonds. For a brief description of rating symbols and their related meanings, see "Description of Securities Ratings" in the Information Supplement.

   Redemption Feature - There is shown under this heading the year in which each issue of the bonds is initially or currently callable and the call price for that year. Each issue of bonds continues to be callable at declining prices thereafter (but not below par value) except for original issue discount bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. In addition, even if no year is shown in the table, the bond may have a "make whole" call option and be redeemable in whole or in part at any time at the option of the issuer at a redemption price that is generally equal to the sum of thye principal amount of the bonds, a "make whole" amount, and any accrued and unpaid interest to the date of redemption. The "make whole" amount will generally be equal to the excess, if any, of (i) the aggregate present value as of the date of redemption of principal being redeemed and the amount of interest (exclusive of interest accrued to the date of redemption, that would have been payable if redemption had not been made, determined by discounting the remaining principal and interest at a specified rate (which varies from bond to bond and is generally equal to an average of yields on U.S. Treasury obligations with maturities corresponding to the remaining life of the bond plus a premium rate) from the dates on which the principal amount of the bonds being redeemed. In addition, the bonds may also be subject to redemption without premium at any time pursuant to extraordinary optional or mandatory redemptions if certain events occur. "S.F." indicates a sinking fund is established with respect to an issue of bonds. "P.R." indicates a bond has been prerefunded.

   Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed bonds have an offering side evaluation which represents a premium over par. To the extent that the bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units. Conversely, to the extent that the bonds were acquired at a price lower than the redemption price, this will represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed bonds and there will be distributed to Unitholders the principal amount in excess of $1 per Unit semi-annually and any premium received on such redemption. However, should the amount available for distribution in the Principal Account exceed $10.00 per Unit, the Trustee will make a special distribution from the Principal Account on the next succeeding monthly Distribution Date to holders of record on the related monthly Record Date. The estimated current return in this event may be affected by such redemptions. For the Federal tax effect on Unitholders of such redemptions and resultant distributions, see "Federal Tax Status" in Prospectus Part II.

NOTE 2 - PORTFOLIO (CONTINUED)
   Insurance - Insurance coverage providing for the timely payment when due of all principal and interest on the Bonds in the Trust may have been obtained by the Trust or by one of the Preinsured Bond Insurers (as indicated in the bond name). Such insurance does not guarantee the market value of the bonds or the value of the Units. For bonds covered under the Trust's insurance policy the insurance is effective only while bonds thus insured are held in the Trust and the insurance premium, which is a Trust obligation, is paid on a monthly basis. The premium for insurance which has been obtained from various insurance companies by the issuer of the bond involved is payable by the issuer. Insurance expense for the period reflects adjustments for redeemed or sold bonds.

   An Accounting and Auditing Guide issued by the American Institute of Certified Public Accountants states that, for financial reporting purposes, insurance coverage of the type acquired by the Trust does not have any measurable value in the absence of default of the underlying bonds or indication of the probability of such default. In the opinion of the Evaluator, there is no indication of a probable default of bonds in the portfolio as of the date of these financial statements.

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at October 31, 2002 is as follows:


   Unrealized Appreciation         $   159,673
   Unrealized Depreciation           (843,670)
                                   --------------
                                   $ (683,997)
                                   ==============

NOTE 3 - OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the bonds in the portfolio of the Trust, plus interest accrued to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the Evaluator's determination of the aggregate offering price of the bonds per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the Public Offering Price (which is equivalent to 5.152% of the aggregate offering price of the Bonds) for an Insured Income Trust or a Long-Term Investment Grade Trust and a sales charge of 3.0% of the Public Offering Price (which is equivalent to 3.093% of the aggregate offering price of the bonds) for an Investment Grade Trust. The secondary market cost to investors is based on the Evaluator's determination of the aggregate bid price of the bonds per Unit on the date of an investor's purchase plus a sales charge based upon the estimated long-term return life of the bonds in the Trust. The sales charge ranges from 1.0% of the Public Offering Price (1.010% of the aggregate bid price of the Bonds) for a Trust with an estimated long-term return life with less than two years to 5.40% of the Public Offering Price (5.708% of the aggregate bid price of the Bonds) for a Trust with a portfolio with an estimated long-term return life of twenty-one or more years.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.25 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to the Trust). In addition, the Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the period from December 11, 2001 (date of deposit) through October 31, 2002, 373 Units were presented for redemption.



                                                                         TISPRO1




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Taxable Income Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of February, 2003.

                            VAN KAMPEN FOCUS PORTFOLIOS, TAXABLE INCOME SERIES 1
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                               By: Gina Costello
                                                                  Vice President
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on February 24, 2003 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Mitchell M. Merin                   Chairman, Chief Executive Officer         )

A. Thomas Smith III                 Managing Director                         )

John L. Sullivan                    Executive Director                        )

David M. Swanson                    Managing Director                         )

John H. Zimmermann, III             President                                 )

                                                               /s/ GINA COSTELLO
                                                          ----------------------
                                                             (Attorney-in-fact*)

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 369 (File No. 333-101485) and the same are hereby incorporated herein by this reference.